Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (6,781,788)	$ (2,932,978)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation	151,066	173,496	338,176	356,603	317,095
Amortization	7,615	7,614	15,229	13,048	9,723
Provision (recovery) for bad debts		(4,543)	(4,597)	372,680	46,356
Equity-based consulting and compensation expenses	215,219	564,684	915,361	1,093,117	476,875
Extension of warrants			144,000
Equity-based research and development expenses	74,650
Derivative warrants issued for consulting services				69,000	65,000
Deferred taxes
Change in fair value of warrant liability	(5,129,000)	(3,036,000)	(7,538,000)	10,388,000	2,026,000
Amortization of loan guarantee and financing fees	612,605	547,381	1,427,296	575,285	527,584
Accretion of discount on debt	581,193	928,463	2,212,154	480,620
Loss on debt and warrant restructuring			1,862,012
Deferred rent	3,245	4,741	7,987	25,922	42,363
Deferred initial public offering costs expensed	617,706
Write-off of debt conversion costs	6,849,830
Change in working capital components:
Accounts receivable	(412,696)	(43,211)	(156,968)	(355,816)	(570,162)
Other current assets	(219,636)	(205,525)	(220,009)	551,738	(710,643)
Accounts payable, accrued expenses and deferred revenue	(335,837)	(105,807)	85,134	1,243,594	446,603
Net cash (used in) operating activities	(3,765,828)	(4,101,685)	(7,577,852)	(5,073,249)	(5,730,547)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(42,576)	(27,333)	(162,463)	(268,632)	(161,201)
Patent costs	(31,679)	(149,000)	(135,306)	(82,872)	(18,407)
(Increase) decrease in restricted cash	(50,000)	(50,000)	(50,000)	238,400	11,600
Net cash (used in) investing activities	(124,255)	(226,333)	(347,769)	(113,104)	(168,008)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on capital lease obligations	(8,437)	(21,474)	(36,120)	(42,708)	(79,848)
Proceeds from issuance of preferred stock					9,108,000
Proceeds from initial public offering of common stock, net of offering costs	5,054,514
Payment of equity issuance costs	(92,941)	(1,286,199)	(1,373,000)	(182,933)	(826,837)
Proceeds from option exercises					1,600
Proceeds from warrant exercises	96,000	619,980	635,227	49,999
Proceeds from borrowings on notes payable		3,000,000	7,120,000	3,000,000
Proceeds from borrowings on line of credit				3,200,000	590,000
Payments on line of credit				(200,000)	(1,000,000)
Principal payments on notes payable	(38,151)		(17,836)		(145,000)
Net cash provided by (used in) financing activities	5,010,985	2,312,307	6,328,271	5,824,358	7,647,915
Net increase (decrease) in cash and cash equivalents	1,120,902	(2,015,711)	(1,597,350)	638,005	1,749,360
CASH AND CASH EQUIVALENTS
Beginning	819,906	2,417,256	2,417,256	1,779,251	29,891
Ending	1,940,808	401,545	819,906	2,417,256	1,779,251
SUPPLEMENTAL CASH FLOW DISCLOSURE
Cash paid for interest	489,509	484,936	1,091,377	253,996	274,356
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Fixed assets acquired through capital lease arrangement				49,600
Warrants issued with debt		940,000	6,122,000	1,970,000
Warrants issued for debt guarantee fee		755,000	1,583,000	831,000	415,000
Warrants issued for financing fees	47,000	601,000	1,003,000
Warrants issued for equity issuance costs					328,000
Warrant liability reclassified to equity				6,415,000
Accrued IPO costs	50,000	1,140,626	1,732,016	1,428,340
Accrued expenses recorded as financing fees		274,000	251,000
Offering costs discounted	733,250
Accrued expenses recorded as a discount on debt				161,000
Accrued expenses reclassified as derivative warrant liability	221,000	148,000	148,000
Derivative warrant settled with accrued expense			182,500
Retirement of treasury stock	17,442
Conversion of notes payable, lines of credit and accrued interest to common stock	9,364,300
Conversion of preferred stock to common stock	241
Reclassification of derivative warrants	7,170,000
Reclassification of deferred offering costs to additional paid-in capital	$ 1,992,333